Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 129,903	$ 127,736
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	32,388	25,002
Financing fees [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	7,451	10,480
Silver and gold interests [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	70,514	70,913
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	1,366	1,394
Capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	10,356	11,019
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 7,828	$ 8,928